UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Brent R. Harris

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – June 30, 2009

Item 1. Proxy Voting Record

PIMCO Variable Insurance Trust (the “Registrant”) is an open-end management investment company currently consisting of 16 separate portfolios (“Portfolios”) for the period ending June 30, 2009. The following provides the proxy voting record for certain Portfolios. Such Portfolios held portfolio securities for which certain matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2009 with respect to which the Registrant was entitled to vote on behalf of the Portfolios. The remaining Portfolios did not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2009 with respect to which the Registrant was entitled to vote on behalf of the Portfolios.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Security Issuer Name	Exchange Ticker Symbol	CUSIP or ISIN	Security Holder Meeting Date	Agenda Item Description	Proposal by Issuer or Security Holder	Vote Cast(Y/N?)	PIMCO Election	Vote Cast “For” or “Against” Management or “Abstain”
PIMCO Foreign Bond Portfolio (U.S. Dollar Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	If Bank of New York Mellon as depositary is sole holder of HBOS 5.92% preference shares A 5:00 PM on December 9, 2008, it will consent to approval of preference scheme at HBOS 5.92% preference court meeting in place of voting at the HBOS 5.92% preference court meeting provided that votes received, all as more fully described in the proxy statement.	Issuer	Yes	For	For

PIMCO Foreign Bond Portfolio (U.S. Dollar Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Foreign Bond Portfolio (U.S. Dollar Hedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Global Bond Portfolio (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	If Bank of New York Mellon as depositary is sole holder of HBOS 5.92% preference shares A 5:00 PM on December 9, 2008, it will consent to approval of preference scheme at HBOS 5.92% preference court meeting in place of voting at the HBOS 5.92% preference court meeting provided that votes received, all as more fully described in the proxy statement.	Issuer	Yes	For	For

PIMCO Global Bond Portfolio (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Global Bond Portfolio (Unhedged)	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

PIMCO Total Return Portfolio	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	If Bank of New York Mellon as depositary is sole holder of HBOS 5.92% preference shares A 5:00 PM on December 9, 2008, it will consent to approval of preference scheme at HBOS 5.92% preference court meeting in place of voting at the HBOS 5.92% preference court meeting provided that votes received, all as more fully described in the proxy statement.	Issuer	Yes	For	For

PIMCO Total Return Portfolio	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Approval of preference share scheme; creation and allotment of new preference shares; amendment of articles; reclassification of preference shares.	Issuer	Yes	For	For

PIMCO Total Return Portfolio	HBOS PLC 144A YANKEE	N/A	42205MAA4	12/12/2008	Reduction of share capital by cancellation of 5.92% preference shares.	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO VARIABLE INSURANCE TRUST

By:	/s/ Brent R. Harris
Brent R. Harris, President and Chairman of the Board, Principal Executive Officer

Date: August 20, 2009